Long-Term Debt - Revolving Credit Line (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	May 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal amount			$ 53,500
Line of credit
Debt Instrument [Line Items]
Outstanding debt		$ 3,000		$ 0
Revolving Credit Facility
Debt Instrument [Line Items]
Effective interest rate (as a percent)		4.70%
Revolving Credit Facility | Line of credit
Debt Instrument [Line Items]
Proceeds from credit facility	$ 3,000
Principal amount	$ 10,000		$ 10,000
Variable rate (as a percent)	5.75%
Debt term	10 months
Outstanding debt		$ 7,000
Deferred financing costs (less than)		$ 100
Revolving Credit Facility | Line of credit | Prime
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.50%